CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details 2)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Stock Option [Member]
Risk-free interest rate	0.82%	0.64%
Expected life of options	3 years 25 days	5 years
Expected annualized volatility	128.23%	151.50%
Warrant [Member]
Risk-free interest rate	0.73%	0.43%
Expected life of options	2 years	2 years
Expected annualized volatility	176.89%	215.30%